INCENTIVE PLANS - Future Expenses (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Stock Awards	$ 659
Deferred Cash Awards	409
Future expense related to awards already granted	1,068
Future expense related to awards granted in 2015	1,042
Total	2,110
Institutional Clients Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	1,800
2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Stock Awards	357
Deferred Cash Awards	232
Future expense related to awards already granted	589
Future expense related to awards granted in 2015	400
Total	989
2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Stock Awards	204
Deferred Cash Awards	123
Future expense related to awards already granted	327
Future expense related to awards granted in 2015	290
Total	617
2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Stock Awards	92
Deferred Cash Awards	51
Future expense related to awards already granted	143
Future expense related to awards granted in 2015	188
Total	331
2018 and beyond
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Stock Awards	6
Deferred Cash Awards	3
Future expense related to awards already granted	9
Future expense related to awards granted in 2015	164
Total	$ 173